Cash and cash equivalents and short term investments (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents	The following table summarises the cash and cash equivalents outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Cash at banks and on hand	529	611
Short-term deposits and securities	389	952
Total cash and cash equivalents	918	1,563
Cash and cash equivalents are held in the following currencies as at the dates presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Euro	130	268
British pound	233	497
US dollar	50	51
Norwegian krone	99	57
Swedish krona	31	13
Australian dollar	202	358
Indonesian rupiah	44	123
Papua New Guinean kina	37	36
Philippine peso	20	25
Other	72	135
Total cash and cash equivalents	918	1,563